Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital
Schedule Of stock options outstanding
		Weighted
		average
		exercise
	Number	price
	of Shares	(CAD$)

Outstanding balance, December 31, 2022	2,235,000	$0.49
Cancelled and expired during 2023	(1,335,000)	$0.49
Outstanding balance, at December 31, 2023	900,000	$0.50
Expired during 2024	(40,000)	$0.30
Outstanding balance, at December 31, 2024	860,000	$0.51

Exercise price range		$0.50 - $0.52

Schedule of stock options exercisable and outstanding
	Options Outstanding and Exercisable
	Weighted	Weighted
	Average	Average
Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices
(CAD$)	31-Dec-24	(Number of Years)	(CAD$)

$0.50	60,000	0.49	$0.50
$0.50	300,000	1.48	$0.50
$0.52	500,000	1.53	$0.52
	860,000	1.44	$0.51

Schedule Of RSUs
Balance December 31, 2022	-
RSUs granted	1,600,000
Balance December 31, 2023	1,600,000
RSUs granted	222,598
RSUs vested and converted to shares	(906,302)
RSUs expired/forfeited	(238,776)
Balance December 31,2024	677,520

Schedule of DSUs
	DSUs outstanding	Deferred compensation liability at year end
Balance December 31, 2022	-	-
DSUs granted	1,537,255	-
Balance December 31, 2023	1,537,255	244,000
DSUs granted	632,257
Balance December 31,2024	2,169,512	422,000

Schedule Of warrants activity
Exercise Prices (CAD$)	Expiry Dates	Outstanding at December 31, 2022	Issued	Exercised	Expired	Outstanding at December 31, 2023
$0.75	October 28, 2023	638,510	-	-	638,510	-
Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2021	Issued	Exercised	Expired	December 31, 2022

$0.65	October 7, 2022	4,000,000	-	-	(4,000,000)	-

$0.65	November 12, 2022	6,500,000	-	-	(6,500,000)	-

$0.65	November 12, 2022	385,200	-	-	(385,200)	-

$0.75	October 28, 2023	638,510		-	-	638,510

		11,523,710	-	-	(10,885,200)	638,510